ORGANIZATION AND BASIS OF PRESENTATION (Details) (Class A common stock)	1 Months Ended	6 Months Ended
	Apr. 30, 2014	Sep. 30, 2014
Class A common stock
Organization and basis of presentation
Shares issued in initial public offering	15,263,653	7,483,442